SUBSEQUENT EVENTS	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 4 – SUBSEQUENT EVENTS In accordance with ASC 855 the Company’s management reviewed all material events through the date of this report and there are no material subsequent events to report.